Organization and Summary of Significant Accounting Policies (Details Textual)	12 Months Ended
Sep. 30, 2011 Location
Significant Accounting Policies (Textual) [Abstract]
Number of locations in which company operates	1,111
Average maturity dates of short term signature loans	16 days
Maximum period of installment loan for credit service customers	5 months
Albemarle & Bond Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	30.00%
Cash Converters International Limited [Member]
Schedule of Equity Method Investments [Line Items]
Percentage of ownership	33.00%
Pawn Stores [Member] | US [Member]
Store Count Disclosure [Line Items]
Number of stores	433
Pawn Stores [Member] | MX [Member]
Store Count Disclosure [Line Items]
Number of stores	178
Pawn Stores [Member] | GB [Member]
Store Count Disclosure [Line Items]
Number of stores	150
Financial Services Stores [Member] | US [Member]
Store Count Disclosure [Line Items]
Number of stores	436
Financial Services Stores [Member] | CA [Member]
Store Count Disclosure [Line Items]
Number of stores	49
Financial and Retail Services [Member] | CA [Member]
Store Count Disclosure [Line Items]
Number of stores	15
Franchised Stores [Member] | CA [Member]
Store Count Disclosure [Line Items]
Number of stores	13
Financial Services and Second Hand Retail Stores [Member]
Store Count Disclosure [Line Items]
Number of stores	600
Building [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, Maximum	30
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life of software	5
Furniture, equipment, and software development costs [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, Maximum	7
Estimated useful lives, Minimum	2
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives, Maximum	10